SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	914,915	1,341,073
Weighted average exercise price	$ 8.19	$ 7.03
Number of options exercisable	594,804
Weighted average exercise price of exercisable options	$ 6.34
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	914,915
Weighted average remaining contractual life (in years)	3 years 6 months 7 days
Weighted average exercise price	$ 8.19
Number of options exercisable	594,804
Weighted average exercise price of exercisable options	$ 6.34
Range Of Exercise Price $3.54-4.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	288,229
Weighted average remaining contractual life (in years)	1 year 6 months 25 days
Weighted average exercise price	$ 4.25
Number of options exercisable	288,229
Weighted average exercise price of exercisable options	$ 4.25
Range Of Exercise Price $5.00-6.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	187,570
Weighted average remaining contractual life (in years)	2 years 9 months 29 days
Weighted average exercise price	$ 6.33
Number of options exercisable	150,987
Weighted average exercise price of exercisable options	$ 6.40
Range Of Exercise Price $7.08-10.66 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	203,366
Weighted average remaining contractual life (in years)	4 years 6 months 21 days
Weighted average exercise price	$ 8.41
Number of options exercisable	103,410
Weighted average exercise price of exercisable options	$ 8.66
Range of Exercise Price $11.52-26.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	235,750
Weighted average remaining contractual life (in years)	5 years 6 months 21 days
Weighted average exercise price	$ 14.31
Number of options exercisable	52,178
Weighted average exercise price of exercisable options	$ 13.10